Ordinary Shares and Treasury Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Jul. 06, 2022 CNY (¥) shares	May 07, 2022 shares	Apr. 14, 2022 CNY (¥)	Apr. 14, 2022 USD ($) $ / shares	Jun. 22, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Stock repurchased during period, shares | shares									177,267,715
Stock repurchased during period, value						¥ 1,086,102		¥ 1,080,270	¥ 1,665,018
Share-based payment arrangement, expense						441,827		¥ 919,255	¥ 3,837,913
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares								318,299,998	866,230,796
Proceeds from Issuance Initial Public Offering					¥ 11,059,043	¥ 0	$ 0	¥ 0	¥ 11,059,043
Settlement of subscription receivables | $				$ 200,000
Fair value per share | $ / shares				$ 0.36
Conversion of Class B ordinary shares to Class A ordinary shares [Member]
Conversion of stock | shares						185,179,040	185,179,040	1,121,670,655
Truck Alliance [Member]
Stock repurchased during period, value									1,077,505
Share-based payment arrangement, expense									38,929
Minimum [Member]
Reduction in common stock									12
Reduction in additional paid in capital									1,038,564
Maximum [Member]
Reduction in additional paid in capital								¥ 257,891	626,431
Receivables from Stockholder [Member]
Settlement Of Shareholder Loan Value			¥ 1,310,140					(1,310,140)
Additional Paid-in Capital [Member]
Stock repurchased during period, value						¥ 38,616		1,080,247	¥ 1,664,995
Settlement Of Shareholder Loan Value			1,326,603					¥ 1,326,603
Common Class A [Member]
Stock repurchased during period, shares | shares	259,095,756					455,039,640	455,039,640
Reduction in common stock						¥ 1
Reduction in additional paid in capital						¥ 35,046
Stock repurchased during period, value	¥ 822,373						$ 147,689
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares						131,869,359	131,869,359	112,209,998	351,972,260
Common Stock, Shares, Issued | shares						19,021,152,078		18,919,468,156
Withheld of shares | shares						14,166,880		710,080
Treasury stock shares retired | shares						201,197,520	201,197,520
Decrease in common stock due to retirement						¥ 14
Reduction in additional paid in capital due to retirement						¥ 439,354
Common Class A [Member] | Private Placement [Member]
Common Stock, Shares, Issued | shares					210,526,314
Common Class A [Member] | Public investor [Member]
Common Stock, Shares, Issued | shares					1,650,000,000
Common Class A [Member] | Common Stock [Member]
Stock repurchased during period, shares | shares						(469,206,520)	(469,206,520)	(259,805,836)	(177,267,715)
Reduction in common stock	17
Stock repurchased during period, value						¥ 1		¥ 17	¥ 12
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares						131,869,359	131,869,359	112,209,998	351,972,260
Settlement of Shareholder loan shares | shares		560,224,090						(560,224,090)
Settlement Of Shareholder Loan Value			¥ 37					¥ 37
Conversion of stock | shares									14,965,476,285
Common Class A [Member] | Additional Paid-in Capital [Member]
Stock repurchased during period, value	¥ 822,356
Common Class B [Member]
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares								206,090,000	514,258,536
Common Stock, Shares, Issued | shares						2,131,865,628		2,317,044,668
Withheld of shares | shares								91,165,500	169,834,500
Common Class B [Member] | Minimum [Member]
Reduction in common stock									¥ 11
Common Class B [Member] | Common Stock [Member]
Stock repurchased during period, shares | shares								(91,165,500)	(169,834,500)
Reduction in common stock								¥ 6
Stock repurchased during period, value								¥ 6	¥ 11
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares								206,090,000	514,258,536
Conversion of stock | shares									2,721,822